Cover	Apr. 30, 2021
Cover [Abstract]
Document Type	8-K
Entity Central Index Key	0001409775
Amendment Flag	false
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	BBVA USA Bancshares, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	000-55106
Entity Tax Identification Number	20-8948381
Entity Address, Address Line One	2200 Post Oak Blvd.
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	205
Local Phone Number	297-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false